Net Income (Loss) Per Share of Common Stock, Basic and Diluted - Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) - basic	$ 18,720,610	$ (6,168,725)	$ 14,961,458	$ (14,832,899)
Weighted average shares, basic (shares)	21,382,683	8,756,393	14,952,391	8,685,818
Earnings per share basic (USD per share)	$ 0.52	$ (0.70)	$ 0.65	$ (1.71)
Net income (loss)	$ 11,222,732	$ (6,168,725)	$ 9,677,838	$ (14,832,899)
Net income (loss) reallocated	5,256	0	1,746	0
Net income (loss) - diluted	$ 11,227,988	$ (6,168,725)	$ 9,679,584	$ (14,832,899)
Effect of dilutive securities:
Stock options (shares)	25,019	0	7,641	0
Underwriters' unit purchase option (shares)	0	0	0	0
Dilutive potential shares (shares)	25,019	0	7,641	0
Weighted average number of shares - diluted (shares)	21,407,702	8,756,393	14,960,032	8,685,818
Earnings per share diluted (USD per share)	$ 0.52	$ (0.70)	$ 0.65	$ (1.71)
Participating warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares, basic (shares)	14,285,714	0	8,163,265	0
Earnings per share basic (USD per share)	$ 0.52	$ 0	$ 0.65	$ 0
Common Stock and Participating Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares, basic (shares)	35,668,397	8,756,393	23,115,656	8,685,818